Leases - Schedule of Operating Lease (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Operating Lease [Abstract]
Operating lease right-of-use assets	$ 3,991	$ 10,525
Operating lease liabilities – current	1,356	7,550
Operating lease liabilities – noncurrent	1,415
Total operating lease liabilities	$ 2,771	$ 7,550
Weighted-average remaining lease term (years)	2 years 10 months 24 days	1 year 5 months 1 day
Weighted-average discount rate	3.00%	2.80%